Summary of Significant Accounting Policies - Pre-launch Inventory - Additional Information (Detail) - USD ($)	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Pre-launch inventory qualified for capitalization	$ 0	$ 0	$ 0